Cover	Oct. 23, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Oct. 23, 2019
Entity File Number	1-7598
Entity Registrant Name	VARIAN MEDICAL SYSTEMS, INC.
Entity Central Index Key	0000203527
Entity Tax Identification Number	94-2359345
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3100 Hansen Way
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304-1030
City Area Code	650
Local Phone Number	493-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	VAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false